Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	FRANKLIN STRATEGIC SERIES
Prospectus Date		rr_ProspectusDate	Aug. 03, 2015
Risk/Return [Heading]		rr_RiskReturnHeading	Fund Summary
Franklin Flexible Alpha Bond Fund-01 | Franklin Flexible Alpha Bond Fund
Risk/Return:		rr_RiskReturnAbstract
Objective [Heading]		rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	Total return through a combination of current income and capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 37 in the Fund's Prospectus and under “Buying and Selling Shares” on page 75 of the Fund’s Statement of Additional Information.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance.

Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management as described above for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	If you do not sell your shares:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

In pursuing its investment goal, the Fund seeks to provide attractive risk-adjusted total returns over a full market cycle by allocating its portfolio across a broad range of global debt asset classes. A full market cycle is a period of time that spans a full business and economic cycle, which may include periods of rising and declining interest rates. In managing the Fund, the investment manager seeks to generate returns from various sources, other than solely from interest rates, by allocating the Fund’s portfolio across various risks (such as credit, currency and duration risks). In employing this strategy, the investment manager has the flexibility to invest across all debt asset classes without regard to country, sector, quality, maturity or duration and without reference to a benchmark index.

Under normal market conditions, the Fund invests at least 80% of its net assets in “bonds” and investments that provide exposure to bonds. For purposes of this 80% policy, “bonds” include, but are not limited to: debt obligations of any credit quality, maturity or duration; all varieties of fixed income, variable rate and floating rate debt securities and investments; and derivatives, such as swap agreements, futures contracts and options, and other instruments that provide exposure to bonds.

The Fund may engage in active and frequent trading as part of its investment strategies and, at any given time, may have a substantial amount of its assets invested in any class of debt securities, including, but not limited to: U.S. government and agency securities; foreign government and supranational debt securities; corporate bonds; corporate loans (and loan participations); collateralized debt and loan obligations; preferred securities; various types of mortgage-backed securities and other asset-backed securities; municipal securities; and derivatives and other instruments with similar economic characteristics, or that provide exposure, to such debt securities.

The Fund’s weighted average portfolio duration, as calculated by the investment manager, may typically range from -2 to +5 years, and includes the effect of the Fund's derivative investments. Duration is a measure of the expected price volatility of a debt instrument as a result of changes in market rates of interest, based on the weighted average timing of the instrument’s expected principal and interest payments and other factors. Generally, when interest rates rise, the price of an investment with a positive duration would be expected to decrease, and the price of an investment with a negative duration would be expected to increase. The investment manager may seek to adjust the Fund’s weighted average duration from time to time through the purchase and sale of securities and derivatives, depending on the investment manager’s forecast of interest rates and assessment of market risk generally.

The Fund may invest in securities and other investments that are traded in the United States or in markets outside of the United States. In addition, the Fund may invest in both investment grade securities and high yield securities (also known as “junk bonds”), including a portion in distressed debt securities and securities that are in default.

The Fund regularly enters into various currency related transactions involving derivative instruments, including forward currency contracts, currency futures contracts and options thereon, options on currencies and currency swaps. The Fund may maintain significant positions in currency related derivative instruments as a hedging technique or to implement a currency investment strategy, which could expose a large amount of the Fund’s assets to obligations under these instruments.

In addition, the Fund takes long and/or short positions in debt securities or other instruments by using derivatives to gain or hedge exposure to select instruments, currencies, interest rates, countries, duration or credit risks. The derivative instruments the Fund may use include, among other instruments, futures contracts (including interest rate/bond futures and futures on credit default swap indices) and options thereon, and swaps (including inflation index, total return, credit default and interest rate swaps) and options thereon. These derivatives may also be used to enhance Fund returns, increase liquidity, gain exposure to certain instruments or markets in a more efficient or less expensive way and/or hedge risks associated with its other portfolio investments. The results of the Fund’s investment in derivatives may represent, from time to time, a material component of the Fund’s investment returns. The investment manager considers various factors, such as availability and cost, in deciding whether, when and to what extent to enter into derivative transactions.

The Fund’s investment manager purchases and sells securities and other investments in various market sectors based on the investment manager’s assessment of changing economic, market, industry and issuer conditions. The investment manager uses a “top-down” analysis of macroeconomic trends, combined with a “bottom-up” fundamental analysis of market sectors, industries and issuers, to try to take advantage of varying sector reactions to economic events. In addition, the investment manager attempts to minimize exposure to those areas that it anticipates will not provide value or will produce declines in the Fund’s returns. This includes incorporating various macro and security specific hedging activities, many through derivative transactions, into the portfolio management process.

Risk [Heading]		rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Credit

An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

Interest Rate

When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand of bonds. In general, securities with longer maturities and durations are more sensitive to these interest rate changes.

High-Yield Debt Securities

Issuers of lower-rated or “high-yield” debt securities (also known as “junk bonds”) are not as strong financially as those issuing higher credit quality debt securities. High-yield debt securities are generally considered predominantly speculative by the applicable rating agencies as their issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the relevant economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due. The prices of high-yield debt securities generally fluctuate more than those of higher credit quality. High-yield debt securities are generally more illiquid (harder to sell) and harder to value.

A significant portion of the Fund’s floating rate investments may be issued in connection with highly leveraged transactions. Such transactions include leveraged buyout loans and are subject to greater credit risks than other investments including a greater possibility that the borrower may default or go into bankruptcy.

Currency Management Strategies

Currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could result in losses to the Fund if currencies do not perform as the investment manager expects. In addition, currency management strategies, to the extent that they reduce the Fund’s exposure to currency risks, may also reduce the Fund’s ability to benefit from favorable changes in currency exchange rates. Using currency management strategies for purposes other than hedging further increases the Fund’s exposure to foreign investment losses. Currency markets generally are not as regulated as securities markets. In addition, currency rates may fluctuate significantly over short periods of time, and can reduce returns.

Mortgage-Backed and Asset-Backed Securities

Mortgage-backed securities differ from conventional debt securities because principal is paid back periodically over the life of the security rather than at maturity. The Fund may receive unscheduled payments of principal due to voluntary prepayments, refinancings or foreclosures on the underlying mortgage loans. Because of prepayments, mortgage-backed securities may be less effective than some other types of debt securities as a means of "locking in" long-term interest rates and may have less potential for capital appreciation during periods of falling interest rates. A reduction in the anticipated rate of principal prepayments, especially during periods of rising interest rates, may increase or extend the effective maturity of mortgage-backed securities, making them more sensitive to interest rate changes, subject to greater price volatility, and more susceptible than some other debt securities to a decline in market value when interest rates rise.

Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. Like mortgage-backed securities, asset-backed securities are subject to prepayment and extension risks.

Derivative Instruments

The performance of derivative instruments depends largely on the performance of an underlying instrument, such as a currency, security, interest rate or index, and such instruments often have risks similar to the underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that exceeds the Fund’s initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. When used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security or other risk being hedged. With over-the-counter derivatives, there is the risk that the other party to the transaction will fail to perform.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and currency exchange rate fluctuations and policies. The risks of foreign investments may be greater in developing or emerging market countries.

Sovereign Debt Securities

Sovereign debt securities are subject to various risks in addition to those relating to debt securities and foreign securities generally, including, but not limited to, the risk that a governmental entity may be unwilling or unable to pay interest and repay principal on its sovereign debt, or otherwise meet its obligations when due because of cash flow problems, insufficient foreign reserves, the relative size of the debt service burden to the economy as a whole, the government’s policy towards principal international lenders such as the International Monetary Fund, or the political considerations to which the government may be subject. If a sovereign debtor defaults (or threatens to default) on its sovereign debt obligations, the indebtedness may be restructured. Some sovereign debtors have in the past been able to restructure their debt payments without the approval of some or all debt holders or to declare moratoria on payments. In the event of a default on sovereign debt, the Fund may also have limited legal recourse against the defaulting government entity.

Liquidity

From time to time, the trading market for a particular security or type of security in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities when necessary to meet the Fund’s liquidity needs or in response to a specific economic event and will also generally lower the value of a security. Market prices for such securities may be volatile.

Floating Rate Corporate Investments

Floating rate corporate loans and corporate debt securities generally have credit ratings below investment grade and may be subject to resale restrictions. They are often issued in connection with highly leveraged transactions, and maybe subject to greater credit risks than other investments including the possibility of default or bankruptcy. A significant portion of floating rate corporate investments may be “covenant lite” loans that may contain fewer or less restrictive constraints on the borrower or other borrower-friendly characteristics.

Collateralized Debt Obligations (CDOs)

The risks of an investment in a CDO depend largely on the type of collateral held by the special purpose entity (SPE) and the tranche of the CDO in which the Fund invests and may be affected by the performance of a CDO’s collateral manager. CDOs may be deemed to be illiquid securities and are subject to the risks of: lower investor protection than other securities; considerable price declines; the potential inadequacy of collateral securities; and subordination to other classes of the CDO.

Distressed Companies

Debt obligations of distressed companies typically are unrated, lower-rated, in default or close to default and are generally more likely to become worthless than the securities of more financially stable companies.

Market

The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Portfolio Turnover

The investment manager will sell a security when it believes it is appropriate to do so, regardless of how long the Fund has held the security. The Fund's turnover rate may exceed 100% per year because of the anticipated use of certain investment strategies. The rate of portfolio turnover will not be a limiting factor for the investment manager in making decisions on when to buy or sell securities. High turnover may increase the Fund's transaction costs and may increase your tax liability if the transactions result in capital gains.

Income

Because the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds.

Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

Because the Fund is new, it has no performance history. Once the Fund has commenced operations, you can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Franklin Flexible Alpha Bond Fund-01 | Franklin Flexible Alpha Bond Fund | Class A
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)		rr_MaximumCumulativeSalesChargeOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	[1]	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees		rr_ManagementFeesOverAssets	0.55%
Distribution and service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	[2]	rr_OtherExpensesOverAssets	1.02%
Total annual Fund operating expenses		rr_ExpensesOverAssets	1.82%
Fee waiver and/or expense reimbursement	[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.72%)
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	[3]	rr_NetExpensesOverAssets	1.10%
1 year		rr_ExpenseExampleYear01	$ 532
3 years		rr_ExpenseExampleYear03	$ 906
Franklin Flexible Alpha Bond Fund-01 | Franklin Flexible Alpha Bond Fund | Class C
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)		rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)		rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management fees		rr_ManagementFeesOverAssets	0.55%
Distribution and service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.65%
Other expenses	[2]	rr_OtherExpensesOverAssets	1.02%
Total annual Fund operating expenses		rr_ExpensesOverAssets	2.22%
Fee waiver and/or expense reimbursement	[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.72%)
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	[3]	rr_NetExpensesOverAssets	1.50%
1 year		rr_ExpenseExampleYear01	$ 253
3 years		rr_ExpenseExampleYear03	625
1 Year		rr_ExpenseExampleNoRedemptionYear01	153
3 Years		rr_ExpenseExampleNoRedemptionYear03	$ 625
Franklin Flexible Alpha Bond Fund-01 | Franklin Flexible Alpha Bond Fund | Class R
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)		rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees		rr_ManagementFeesOverAssets	0.55%
Distribution and service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	[2]	rr_OtherExpensesOverAssets	1.02%
Total annual Fund operating expenses		rr_ExpensesOverAssets	2.07%
Fee waiver and/or expense reimbursement	[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.72%)
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	[3]	rr_NetExpensesOverAssets	1.35%
1 year		rr_ExpenseExampleYear01	$ 137
3 years		rr_ExpenseExampleYear03	$ 579
Franklin Flexible Alpha Bond Fund-01 | Franklin Flexible Alpha Bond Fund | Class R6
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)		rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees		rr_ManagementFeesOverAssets	0.55%
Distribution and service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	[2]	rr_OtherExpensesOverAssets	0.88%
Total annual Fund operating expenses		rr_ExpensesOverAssets	1.43%
Fee waiver and/or expense reimbursement	[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.72%)
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	[3]	rr_NetExpensesOverAssets	0.71%
1 year		rr_ExpenseExampleYear01	$ 73
3 years		rr_ExpenseExampleYear03	$ 382
Franklin Flexible Alpha Bond Fund-01 | Franklin Flexible Alpha Bond Fund | Advisor Class
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)		rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees		rr_ManagementFeesOverAssets	0.55%
Distribution and service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	[2]	rr_OtherExpensesOverAssets	1.02%
Total annual Fund operating expenses		rr_ExpensesOverAssets	1.57%
Fee waiver and/or expense reimbursement	[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.72%)
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	[3]	rr_NetExpensesOverAssets	0.85%
1 year		rr_ExpenseExampleYear01	$ 87
3 years		rr_ExpenseExampleYear03	$ 425

[1]	There is a 0.75% contingent deferred sales charge that applies to investments of $1 million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge.
[2]	Other expenses are based on estimated amounts for the current fiscal year.
[3]	Management has contractually agreed to waive or assume certain expenses so that total annual Fund operating expenses (excluding the Rule 12b-1 fees, acquired fund fees and expenses and certain non-routine expenses) for each Class of the Fund do not exceed (and could be less than) 0.85%, until August 31, 2016. In addition, the transfer agent has contractually agreed to waive or limit its transfer agency fees for Class R6 shares of the Fund so that transfer agency fees for that Class do not exceed 0.01% until August 31, 2016. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time periods set forth above.